Unaudited Supplemental Pro Forma Financial Information Presents Combined Results of Operations of Sony and GSN (Detail) (Sony and Game Show Network, Llc, JPY ¥)
In Millions, except Per Share data, unless otherwise specified
12 Months Ended
Mar. 31, 2011
Sony and Game Show Network, Llc
Business Acquisition [Line Items]
Net sales	¥ 6,325,310
Operating income	199,445
Net loss attributable to Sony Corporation's stockholders	¥ (259,731)
Basic EPS	¥ (258.81)
Diluted EPS	¥ (258.81)